Investment in Insurance Contract	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investment in Insurance Contract	Investment in Insurance Contract
As of December 31, 2025, the Plan maintained one GIC related investment option, the Stable Value Option. The underlying investment of the
Stable Value Option consists of the Separate Account GIC contract ST-14698 (the “Contract”) issued by Voya Retirement Insurance and
Annuity Company (a party-in-interest). The contract is considered fully benefit-responsive in accordance with ASC Topic 962, “Plan
Accounting - Defined Contribution Pension Plans.” As of December 31, 2025 and 2024, the contract value of the investments in insurance contracts was $383,022,688 and $378,870,984, respectively.
The earnings of the GIC investment are based on an interest rate applied to each participant’s outstanding balance. The interest rates are analyzed and may be reset by the GIC issuer semi-annually for the Contract.
Premature termination in whole or in part of the Contract is at the discretion of the Plan Sponsor and generally involves a payment adjusted to its fair value. The Contract permits a book value corridor through which a threshold percentage of the contract balance is available at book value in the event of certain employer actions such as spinoffs, divestitures, corporate relocations, layoffs, retirement incentive programs, the creation of a competing investment option, or partial or total plan terminations. Clone contracts are generally available subject to underwriting considerations to be issued to a takeover entity. In addition, the contracts generally provide for book value to be preserved if the withdrawal of funds from the contract is made over a protracted period described in the contract (“book value settlement”).
The interest credited to participants in the Contract for years ended December 31, 2025 and 2024, was 2.96% and 2.21%, respectively. The
Contract has no minimum crediting interest rate, no restrictions on the use of Plan assets and there are no valuation reserves recorded to adjust contract amounts. Fund performance, net cash flows of the Plan investments, and duration of assets are factors that could influence the average interest credited rate.
Certain events limit the ability of the Plan to transact at contract value with the issuer. Such events include the following: (i) amendments to the Plan documents (including complete or partial Plan termination or merger with another plan) (ii) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions; or (iii) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan Administrator does not believe that the occurrence of any such event which would limit the Plan’s ability to transact at contract value with participants is probable.
The GIC issuer may discontinue the contract with the Plan under the following circumstances:
•The Plan fails to meet any of its obligations under this contract or under any related agreement;
•All amounts under this contract are withdrawn;
•The Plan is no longer a qualified plan under the IRC;
•The Plan is terminated;
•The Plan no longer has any obligations under the Plan;
•Any action is taken by the Plan Sponsor, or any other official, which:
a.Creates a Competing Investment Option;
b.Significantly liberalizes, as determined by the issuer, the Plan withdrawal or transfer rights of Members;
c.Materially affects the issuer rights and obligations under this contract;
•The Plan, without the issuer written agreement, attempts to assign the Plan’s interest in this contract;
•The Plan rejects an amendment to this contract proposed by the issuer under the Amendments section;
•The issuer elects to discontinue accepting deposits for all contracts of this class;
•Employees of an Employer are no longer eligible to participate in the Plan (any such discontinuance affects only those ineligible employees);
•A change in applicable laws and regulations (including tax laws and regulations) which materially affects the taxation of this contract or Separate Account, or otherwise materially affects the issuer obligations hereunder.